Average Annual Total Returns - SA T Rowe Price Growth Stock Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	36.46%	18.86%	16.46%	36.31%	18.68%	16.28%	36.16%	18.55%	16.16%	38.49%	21.00%	17.21%